Stock Option Plan - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2020 shares $ / shares	Jan. 31, 2019 shares $ / shares
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year | shares	3,883,019	3,399,734
Number of stock options, granted | shares	1,235,600	937,150
Number of stock options, forfeited/cancelled | shares	(95,728)	(189,387)
Number of stock options, exercised | shares	(459,287)	(264,478)
Number of stock options, repurchased for cancellation | shares	(773,500)
Number of stock options, outstanding at end of year | shares	3,790,104	3,883,019
Weighted average exercise price, outstanding at beginning of year	$ 35.51
Weighted average exercise price, outstanding at end of year	42.32	$ 35.51
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, outstanding at beginning of year	35.51	28.52
Weighted average exercise price, granted	46.90	60.16
Weighted average exercise price, forfeited/cancelled	43.48	48.88
Weighted average exercise price, exercised	26.03	23.50
Weighted average exercise price, repurchased for cancellation	24.96
Weighted average exercise price, outstanding at end of year	$ 42.32	$ 35.51